Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue:
Total revenue	$ 545,803	$ 430,966	$ 398,047
Cost of revenue:
Amortization of acquired technology	16,449	18,338	17,948
Total cost of revenue	128,931	106,801	96,534
Gross profit	416,872	324,165	301,513
Operating expenses:
Research and development	119,281	76,759	58,320
Sales and marketing	266,175	178,886	145,350
General and administrative	161,983	91,778	64,114
Amortization of other intangibles	40,280	47,686	50,498
Restructuring and other	1,092	1,763	4,990
Total operating expenses	588,811	396,872	323,272
Loss from operations	(171,939)	(72,707)	(21,759)
Interest expense, net	(45,397)	(69,845)	(35,220)
Other (expense) income, net	(1,197)	2,641	5,204
Loss before income taxes	(218,533)	(139,911)	(51,775)
Income tax (expense) benefit	(199,491)	23,717	60,997
Net (loss) income	$ (418,024)	$ (116,194)	$ 9,222
Net (loss) income per share:
Net income (loss) per share, basic and diluted (in dollars per share)	$ (1.58)	$ (0.49)	$ 0.04
Weighted average shares outstanding:
Weighted average shares outstanding, basic and diluted (in shares)	264,933	235,939	231,956
Subscription
Revenue:
Total revenue	$ 487,817	$ 349,830	$ 257,576
Cost of revenue:
Cost of revenues	73,193	56,934	48,270
License
Revenue:
Total revenue	12,686	40,354	98,756
Service
Revenue:
Total revenue	45,300	40,782	41,715
Cost of revenue:
Cost of revenues	$ 39,289	$ 31,529	$ 30,316